Selected Statement of Operations Data - Schedule of Financial Income, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income:
Interest on bank deposits and short-term investments	$ 750	$ 737	$ 262
Non-dollar currency gains, net		50
Unrealized gain from marketable securities	11	8
Other financial income	9	10	58
Other Nonoperating Income	770	805	320
Expenses:
Non-dollar currency losses, net	(159)		(99)
Unrealized loss from marketable securities			(34)
Realized loss from sale of marketable securities			(11)
Bank commissions and charges	(24)	(27)	(23)
Other financial expenses			(60)
Other Nonoperating Expense	(183)	(27)	(227)
Financial income (expense) - net	$ 587	$ 777	$ 93